INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Revenues
Rental	$ 11,658,113		$ 14,928,411
Interest and other	235,310		378,493
Operating Partnerships Revenues	11,893,423		15,306,904
Expenses
Interest	1,563,789		2,001,607
Depreciation and amortization	3,046,486		3,739,098
Taxes and insurance	1,438,962		1,841,555
Repairs and maintenance	2,987,124		3,632,790
Operating expenses	4,895,146		6,096,797
Other expenses	481,170		107,854
Operating Partnerships Total Expenses	14,412,677		17,419,701
NET LOSS	(2,519,254)		(2,112,797)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(2,484,936)	[1]	(2,114,273)	[2]
Net Income (Loss) allocated to other partners	(34,318)		1,476
Series Fifteen [Member]
Revenues
Rental	2,327,630		3,236,824
Interest and other	53,301		70,081
Operating Partnerships Revenues	2,380,931		3,306,905
Expenses
Interest	313,200		424,781
Depreciation and amortization	567,614		784,299
Taxes and insurance	271,110		392,391
Repairs and maintenance	589,873		807,087
Operating expenses	1,018,576		1,343,541
Other expenses	13,440		18,152
Operating Partnerships Total Expenses	2,773,813		3,770,251
NET LOSS	(392,882)		(463,346)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(400,421)	[1]	(455,102)	[2]
Net Income (Loss) allocated to other partners	7,539		(8,244)
Series Sixteen [Member]
Revenues
Rental	4,340,062		4,453,722
Interest and other	74,305		66,205
Operating Partnerships Revenues	4,414,367		4,519,927
Expenses
Interest	639,443		587,071
Depreciation and amortization	1,100,806		1,161,729
Taxes and insurance	506,221		531,323
Repairs and maintenance	1,153,404		1,151,844
Operating expenses	1,715,871		1,832,667
Other expenses	409,866		20,780
Operating Partnerships Total Expenses	5,525,611		5,285,414
NET LOSS	(1,111,244)		(765,487)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(1,077,035)	[1]	(711,685)	[2]
Net Income (Loss) allocated to other partners	(34,209)		(53,802)
Series Seventeen [Member]
Revenues
Rental	2,108,018		4,320,929
Interest and other	31,733		144,520
Operating Partnerships Revenues	2,139,751		4,465,449
Expenses
Interest	214,868		579,549
Depreciation and amortization	657,895		1,075,845
Taxes and insurance	250,360		518,585
Repairs and maintenance	449,230		951,107
Operating expenses	911,272		1,691,718
Other expenses	12,000		23,204
Operating Partnerships Total Expenses	2,495,625		4,840,008
NET LOSS	(355,874)		(374,559)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(347,353)	[1]	(435,970)	[2]
Net Income (Loss) allocated to other partners	(8,521)		61,411
Series Eighteen [Member]
Revenues
Rental	2,138,321		2,164,875
Interest and other	52,578		54,383
Operating Partnerships Revenues	2,190,899		2,219,258
Expenses
Interest	311,058		322,689
Depreciation and amortization	554,454		553,955
Taxes and insurance	308,858		292,006
Repairs and maintenance	594,393		524,124
Operating expenses	885,941		881,301
Other expenses	44,664		42,606
Operating Partnerships Total Expenses	2,699,368		2,616,681
NET LOSS	(508,469)		(397,423)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(510,849)	[1]	(400,659)	[2]
Net Income (Loss) allocated to other partners	2,380		3,236
Series Nineteen [Member]
Revenues
Rental	744,082		752,061
Interest and other	23,393		43,304
Operating Partnerships Revenues	767,475		795,365
Expenses
Interest	85,220		87,517
Depreciation and amortization	165,717		163,270
Taxes and insurance	102,413		107,250
Repairs and maintenance	200,224		198,628
Operating expenses	363,486		347,570
Other expenses	1,200		3,112
Operating Partnerships Total Expenses	918,260		907,347
NET LOSS	(150,785)		(111,982)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(149,278)	[1]	(110,857)	[2]
Net Income (Loss) allocated to other partners	$ (1,507)		$ (1,125)

[1]	Amounts include $400,421, $1,077,035, $347,353, $510,849, and $149,278 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $455,102, $711,685, $435,970, $400,659, and $110,857 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.